Expense Example - StrategicAdvisersInternationalFund-PRO - StrategicAdvisersInternationalFund-PRO - Strategic Advisers International Fund - Strategic Advisers International Fund	Apr. 29, 2024 USD ($)
Expense Example:
1 year	$ 49
3 years	166
5 years	339
10 years	$ 843